Accumulated Other Comprehensive Income - Reclassifications Out of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Amount reclassified from accumulated other comprehensive income
Net realized (losses) gains on investments	$ 0.0	$ (1.1)	$ 0.2
(Benefit) provision for income taxes	0.0	(0.2)	0.3
Net income (loss)	0.2	(0.6)	1.2
AOCI | Reclassified from AOCI
Amount reclassified from accumulated other comprehensive income
Net realized (losses) gains on investments	0.0	1.1	(0.1)
(Benefit) provision for income taxes	0.0	(0.2)	0.0
Net income (loss)	$ 0.0	$ 0.9	$ (0.1)